UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2013

Date of reporting period:	9/30/2012

Item 1	–	Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2012

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.23%; Class B, 1.93%; Class C, 1.93%; Class R, 1.68%; Class Z, 0.93%. Net operating expenses: Class A, 1.23%; Class B, 1.93%; Class C, 1.93%; Class R, 1.43%; Class Z, 0.93%, after contractual reduction through 7/31/2013 for Class R.

Cumulative Total Returns (Without Sales Charges) as of 9/30/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	6.28%	29.78%	–6.48%	212.28%	—
Class B	5.92	28.82	–9.75	190.16	—
Class C	5.92	28.82	–9.75	190.17	—
Class R	6.18	29.49	N/A	N/A	9.72% (6/16/08)
Class Z	6.47	30.20	–5.13	220.83	—
S&P Developed BMI Property Net Index	7.34	28.53	–13.28	172.37	—
S&P 500 Index	3.42	30.17	5.38	116.04	—
Lipper Global Real Estate Funds Average	6.90	29.57	–11.70	162.91	—

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Five Years	Ten Years	Since Inception
Class A		22.65%	–2.44%	11.43%	—
Class B		23.82	–2.21	11.24	—
Class C		27.82	–2.03	11.24	—
Class R		29.49	N/A	N/A	2.19% (6/16/08)
Class Z		30.20	–1.05	12.36	—
S&P Developed BMI Property Net Index		28.53	–2.81	10.54	—
S&P 500 Index		30.17	1.05	8.01	—
Lipper Global Real Estate Funds Average		29.57	–2.53	10.06	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are not subject to a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge but are subject to a 12b-1 fee of 0.75% annually. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P Developed BMI Property Net Index

The S&P Developed BMl Property Net Index is an unmanaged broad market index of more than 400 companies from 21 countries. S&P Developed BMI Property Net Index Closest Month-End to Inception cumulative total return is –0.29% for Class R. S&P Developed BMI Property Net Index Closest Month-End to Inception average annual total return is –0.07% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 13.32% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 2.93% for Class R.

Lipper Global Real Estate Funds Average

The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S. Lipper Average Closest Month-End to Inception cumulative total return is 0.54% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 0.08% for Class R.

Investors cannot invest directly in an index. The securities in the Indexes may be very different from those in the Fund. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Global Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/12
Simon Property Group, Inc., Retail REIT’s	5.2%
Mitsubishi Estate Co. Ltd., Diversified Real Estate Activities	2.6
Ventas, Inc., REIT, Specialized REIT’s	2.5
Westfield Group, Retail REIT’s	2.4
Public Storage, REIT, Specialized REIT’s	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/12
Retail REIT’s	22.6%
Diversified Real Estate Activities	15.0
Specialized REIT’s	14.1
Diversified REIT’s	11.2
Office REIT’s	8.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2012, at the beginning of the period, and held through the six-month period ended September 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Global Real Estate Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,062.80	1.23%	$6.36
	Hypothetical	$1,000.00	$1,018.90	1.23%	$6.23

Class B	Actual	$1,000.00	$1,059.20	1.93%	$9.96
	Hypothetical	$1,000.00	$1,015.39	1.93%	$9.75

Class C	Actual	$1,000.00	$1,059.20	1.93%	$9.96
	Hypothetical	$1,000.00	$1,015.39	1.93%	$9.75

Class R	Actual	$1,000.00	$1,061.80	1.43%	$7.39
	Hypothetical	$1,000.00	$1,017.90	1.43%	$7.23

Class Z	Actual	$1,000.00	$1,064.70	0.93%	$4.81
	Hypothetical	$1,000.00	$1,020.41	0.93%	$4.71

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2012, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

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Portfolio of Investments

as of September 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 94.2%
COMMON STOCKS 94.2%

Australia 8.3%
703,600	Australand Property Group, REIT	$2,140,049
482,000	Centro Retail Australia, REIT	1,045,061
3,487,800	CFS Retail Property Trust, REIT	6,959,139
590,800	Charter Hall Office REIT, Escrow Shares	—
892,923	Charter Hall Retail, REIT	3,166,639
5,282,133	Commonwealth Property Office Fund, REIT	5,658,864
10,120,426	Dexus Property Group, REIT	9,949,740
3,553,271	FKP Property Group	913,591
3,031,860	Goodman Group, REIT	12,391,946
3,807,520	GPT Group, REIT	13,384,793
2,019,680	Investa Office Fund, REIT	6,035,450
4,511,956	Mirvac Group, REIT	6,672,855
2,684,225	Stockland, REIT	9,259,827
3,039,089	Westfield Group, REIT	31,935,988

		109,513,942

Belgium 0.1%
18,127	Cofinimmo, REIT	2,013,309

Brazil 0.9%
224,256	BR Malls Participacoes SA	3,087,426
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,655,949
288,502	Gafisa SA*	637,558
169,961	Multiplan Empreendimentos Imobiliarios SA	4,996,757
963,196	PDG Realty SA Empreendimentos e Participacoes	1,824,478

		12,202,168

Canada 1.5%
46,869	Boardwalk Real Estate Investment Trust, REIT	3,098,379
308,716	Brookfield Properties Corp.	5,131,135
81,805	Canadian Apartment Properties, REIT	2,069,464
366,178	Chartwell Seniors Housing Real Estate Investment Trust, REIT	3,795,498
180,335	RioCan Real Estate Investment Trust, REIT	5,075,648

		19,170,124

Finland 0.4%
548,163	Citycon Oyj	1,641,291
817,209	Sponda Oyj	3,349,992

		4,991,283

See Notes to Financial Statements.

Prudential Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

France 2.5%
33,122	Fonciere des Regions, REIT	$2,489,960
22,627	ICADE, REIT	1,843,470
234,686	Klepierre, REIT	8,230,205
5,323	Societe de la Tour Eiffel, REIT	279,153
98,600	Unibail-Rodamco SE, REIT	19,652,086

		32,494,874

Germany 1.0%
2,437	Alstria Office REIT AG, REIT	28,533
510,009	DIC Asset AG	4,813,817
138,408	GSW Immobilien AG	5,133,073
689,043	Prime Office REIT AG, REIT	3,009,660

		12,985,083

Hong Kong 10.1%
3,062,000	Champion, REIT	1,394,622
1,541,776	Cheung Kong Holdings Ltd.	22,523,373
1,529,000	China Overseas Land & Investment Ltd.	3,853,403
778,000	China Resources Land Ltd.	1,700,874
3,278,469	Hang Lung Properties Ltd.	11,162,793
1,040,794	Henderson Land Development Co. Ltd.	7,453,599
1,927,000	Hongkong Land Holdings Ltd.	11,581,270
1,091,999	Hysan Development Co. Ltd.	4,958,696
338,000	Kerry Properties Ltd.	1,704,456
2,379,219	Link (The), REIT	11,268,781
1,877,000	New World Development Ltd.	2,892,455
5,305,800	Sino Land Co. Ltd.	9,880,759
1,855,935	Sun Hung Kai Properties Ltd.	27,004,690
1,286,000	Wharf Holdings Ltd. (The)	8,892,435
1,461,000	Wheelock & Co. Ltd.	6,276,721

		132,548,927

Italy 0.3%
6,538,222	Beni Stabili SpA, REIT	3,444,796

Japan 11.3%
957	Activia Properties, Inc., REIT*	5,860,472
1,071	Advance Residence Investment, REIT	2,253,777
334,800	Aeon Mall Co. Ltd.	8,175,142
129,500	Daito Trust Construction Co. Ltd.	12,999,747

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d)
745,000	Daiwa House Industry Co. Ltd.(a)	$10,794,974
343	Frontier Real Estate Investment Corp., REIT	3,003,224
1,655	Japan Retail Fund Investment Corp., REIT	2,955,063
1,773,780	Mitsubishi Estate Co. Ltd.	33,914,889
1,404,339	Mitsui Fudosan Co. Ltd.	28,062,407
159	Nippon Accommodations Fund, Inc., REIT	1,093,985
843	Nippon Building Fund, Inc., REIT	9,086,756
481,000	Nomura Real Estate Holdings, Inc.	8,434,055
3,617	NTT Urban Development Corp.	2,935,077
701,952	Sumitomo Realty & Development Co. Ltd.	18,600,637

		148,170,205

Netherlands 1.5%
114,863	Corio NV, REIT	4,883,500
130,108	Eurocommercial Properties NV, REIT	4,930,588
60,511	Vastned Retail NV, REIT	2,569,179
126,875	Wereldhave NV, REIT	7,054,770

		19,438,037

Norway 0.2%
1,464,926	Norwegian Property ASA	2,237,446

Singapore 4.9%
2,523,000	Ascendas Real Estate Investment Trust, REIT	4,941,809
4,175,000	Cache Logistics Trust, REIT	4,246,229
2,766,000	CapitaLand Ltd.	7,124,726
2,716,673	CapitaMall Trust, REIT	4,455,421
3,376,000	CDL Hospitality Trusts, REIT	5,580,733
510,058	City Developments Ltd.	4,854,806
1,841,000	Far East Hospitality Trust, REIT*	1,552,669
995,000	Fortune Real Estate Investment Trust, REIT	756,747
2,848,000	Global Logistic Properties Ltd.	5,805,394
8,208,800	K-REIT Asia, REIT	7,916,348
971,600	Keppel Land Ltd.	2,795,971
7,393,000	Mapletree Commercial Trust, REIT	7,042,640
3,593,800	Mapletree Industrial Trust, REIT	4,124,266
2,507,000	Suntec Real Estate Investment Trust, REIT	3,025,605

		64,223,364

See Notes to Financial Statements.

Prudential Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Sweden 0.5%
293,951	Hufvudstaden AB (Class A Stock)	$3,644,853
599,276	Klovern AB	2,353,751
51,336	Kungsleden AB	289,941

		6,288,545

United Kingdom 4.5%
593,972	Atrium European Real Estate Ltd.	3,101,985
941,423	Big Yellow Group PLC, REIT	4,773,472
1,244,257	British Land Co. PLC, REIT	10,488,190
40,210	Derwent London PLC, REIT	1,270,056
529,602	Great Portland Estates PLC, REIT	3,856,114
1,802,882	Hammerson PLC, REIT	13,129,972
1,181,587	Land Securities Group PLC, REIT	14,529,664
1,750,000	Metric Property Investments PLC, REIT	2,628,094
1,433,246	Segro PLC, REIT	5,249,087

		59,026,634

United States 46.2%
179,362	Alexandria Real Estate Equities, Inc., REIT	13,186,694
178,570	American Assets Trust, Inc., REIT	4,783,890
74,678	American Tower Corp., REIT	5,331,262
544,662	Apartment Investment & Management Co., REIT (Class A Stock)	14,155,765
346,869	Associated Estates Realty Corp., REIT	5,258,534
143,999	AvalonBay Communities, Inc., REIT	19,582,424
202,586	Boston Properties, Inc., REIT(a)	22,408,037
399,032	BRE Properties, Inc., REIT	18,710,611
215,155	Camden Property Trust, REIT	13,875,346
659,374	Cousins Properties, Inc., REIT	5,235,430
1,063,846	CubeSmart, REIT	13,691,698
304,227	DCT Industrial Trust, Inc., REIT(a)	1,968,349
322,865	DDR Corp., REIT(a)	4,959,206
781,660	DiamondRock Hospitality Co., REIT	7,527,386
346,837	Douglas Emmett, Inc., REIT	8,001,530
589,461	Duke Realty Corp., REIT(a)	8,665,077
312,638	Equity Residential, REIT	17,986,064
35,715	Essex Property Trust, Inc., REIT(a)	5,294,392
156,950	Extra Space Storage, Inc., REIT	5,218,588
92,566	Federal Realty Investment Trust, REIT	9,747,200
549,755	First Industrial Realty Trust, Inc., REIT*(a)	7,223,781
822,273	General Growth Properties, Inc., REIT	16,017,878

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d)
684,626	Glimcher Realty Trust, REIT	$7,236,497
447,261	Health Care REIT, Inc., REIT(a)	25,829,323
144,469	Healthcare Realty Trust, Inc., REIT	3,330,010
1,334,074	Host Hotels & Resorts, Inc., REIT(a)	21,411,888
246,410	Hudson Pacific Properties, Inc., REIT	4,558,585
177,188	Hyatt Hotels Corp. (Class A Stock)*(a)	7,114,098
78,774	Kilroy Realty Corp., REIT(a)	3,527,500
774,945	Kimco Realty Corp., REIT(a)	15,708,135
367,840	Liberty Property Trust, REIT(a)	13,330,522
99,492	LTC Properties, Inc., REIT	3,168,820
279,735	Macerich Co. (The), REIT	16,009,234
233,515	Mack-Cali Realty Corp., REIT	6,211,499
106,166	Post Properties, Inc., REIT	5,091,721
678,993	ProLogis, Inc., REIT(a)	23,785,125
206,972	Public Storage, REIT	28,804,293
212,239	Regency Centers Corp., REIT	10,342,407
445,703	Simon Property Group, Inc., REIT	67,662,172
233,987	SL Green Realty Corp., REIT(a)	18,735,339
134,261	Sovran Self Storage, Inc., REIT	7,766,999
1,280,917	Strategic Hotels & Resorts, Inc., REIT*(a)	7,698,311
651,801	Sunstone Hotel Investors, Inc., REIT*	7,169,811
174,064	Tanger Factory Outlet Centers, REIT	5,627,489
54,010	Taubman Centers, Inc., REIT	4,144,187
536,157	Ventas, Inc., REIT	33,375,773
233,288	Vornado Realty Trust, REIT	18,907,992
388,344	Weingarten Realty Investors, REIT	10,916,350

		606,293,222

	Total common stocks (cost $1,067,291,906)	1,235,041,959

PREFERRED STOCK

Sweden
14,529	Klovern AB (PRFC) (cost $278,230)	310,761

	Total long-term investments (cost $1,067,570,136)	1,235,352,720

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 13.3%

Affiliated Money Market Mutual Fund
174,019,631	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $174,019,631; includes $100,833,520 of cash collateral for securities on loan)(b)(c)	$174,019,631

	Total Investments 107.5% (cost $1,241,589,767; Note 5)	1,409,372,351
	Liabilities in excess of other assets (7.5)%	(98,208,120)

	Net Assets 100%	$1,311,164,231

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,796,574; cash collateral of $100,833,520 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$109,513,942	$—
Belgium	2,013,309	—	—

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
Common Stocks (continued):
Brazil	$12,202,168	$—	$—
Canada	19,170,124	—	—
Finland	4,991,283	—	—
France	32,494,874	—	—
Germany	12,985,083	—	—
Hong Kong	11,581,270	120,967,657	—
Italy	3,444,796	—	—
Japan	—	148,170,205	—
Netherlands	19,438,037	—	—
Norway	2,237,446	—	—
Singapore	1,552,669	62,670,695	—
Sweden	6,288,545	—	—
United Kingdom	59,026,634	—	—
United States	606,293,222	—	—
Preferred Stock—Sweden	310,761	—	—
Affiliated Money Market Mutual Fund	174,019,631	—	—

Total	$968,049,852	$441,322,499	$—

Fair Value of Level 2 investments at 03/31/12 was $0. An amount of $295,203,716 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Retail REIT’s	22.6%
Diversified Real Estate Activities	15.0
Specialized REIT’s	14.1
Affiliated Money Market Mutual Fund (7.7% represents investments purchased with collateral from securities on loan)	13.3
Diversified REIT’s	11.2
Office REIT’s	8.8
Residential REIT’s	8.4
Real Estate Operating Companies	5.3
Industrial REIT’s	4.9%
Real Estate Development	3.1
Hotels, Resorts & Cruise Lines	0.5
Homebuilding	0.3

107.5
Liabilities in excess of other assets	(7.5)

100.0%

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Portfolio of Investments

as of September 30, 2012 (Unaudited) continued

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of September 30, 2012, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$1,670

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • SEPTEMBER 30, 2012

Prudential Global Real Estate Fund

Statement of Assets and Liabilities

as of September 30, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $97,796,574:
Unaffiliated investments (cost $1,067,570,136)	$1,235,352,720
Affiliated investments (cost $174,019,631)	174,019,631
Foreign currency, at value (cost $186,040)	185,865
Receivable for Fund shares sold	8,848,649
Receivable for investments sold	7,083,488
Dividends receivable	3,026,046
Tax reclaim receivable	365,363
Prepaid expenses	7,209

Total assets	1,428,888,971

Liabilities
Payable to broker for collateral for securities on loan	100,833,520
Payable for investments purchased	8,547,618
Payable for Fund shares reacquired	7,115,310
Management fee payable	794,678
Distribution fee payable	204,696
Payable to custodian	105,391
Affiliated transfer agent fee payable	63,397
Accrued expenses	60,130

Total liabilities	117,724,740

Net Assets	$1,311,164,231

Net assets were comprised of:
Shares of beneficial interest, at par	$62,739
Paid-in capital in excess of par	1,295,677,995

1,295,740,734
Distributions in excess of net investment income	(3,642,188)
Accumulated net realized loss on investment and foreign currency transactions	(148,722,831)
Net unrealized appreciation on investments and foreign currencies	167,788,516

Net assets, September 30, 2012	$1,311,164,231

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($455,791,982 ÷ 21,834,719 shares of beneficial interest issued and outstanding)	$20.87
Maximum sales charge (5.5% of offering price)	1.21

Maximum offering price to public	$22.08

Class B:
Net asset value, offering price and redemption price per share ($12,882,556 ÷ 622,421 shares of beneficial interest issued and outstanding)	$20.70

Class C:
Net asset value, offering price and redemption price per share ($97,347,909 ÷ 4,703,521 shares of beneficial interest issued and outstanding)	$20.70

Class R:
Net asset value, offering price and redemption price per share ($8,395,914 ÷ 402,508 shares of beneficial interest issued and outstanding)	$20.86

Class Z:
Net asset value, offering price and redemption price per share ($736,745,870 ÷ 35,175,935 shares of beneficial interest issued and outstanding)	$20.94

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)

Investment Income
Unaffiliated dividend income (net of $916,767 foreign withholding tax)	$17,393,314
Affiliated dividend income	70,510
Affiliated income from securities lending, net	34,451

17,498,275

Expenses
Management fee	4,173,175
Distribution fee—Class A	607,178
Distribution fee—Class B	63,691
Distribution fee—Class C	451,793
Distribution fee—Class R	17,180
Transfer agent’s fees and expenses (including affiliated expenses of $176,000)	643,000
Custodian’s fees and expenses	154,000
Registration fees	69,000
Reports to shareholders	65,000
Trustees’ fees	14,000
Audit fee	13,000
Legal fees and expenses	13,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	32,272

Total expenses	6,318,289

Net investment income	11,179,986

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	12,607,040
Foreign currency transactions	(35,481)

12,571,559

Net change in unrealized appreciation (depreciation) on:
Investments	48,256,760
Foreign currencies	37,478

48,294,238

Net gain on investments and foreign currencies	60,865,797

Net Increase In Net Assets Resulting From Operations	$72,045,783

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$11,179,986	$14,648,327
Net realized gain on investment and foreign currency transactions	12,571,559	1,282,427
Net change in unrealized appreciation on investments and foreign currencies	48,294,238	18,503,100

Net increase in net assets resulting from operations	72,045,783	34,433,854

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(3,075,925)	(5,388,505)
Class B	(49,511)	(160,706)
Class C	(363,397)	(948,516)
Class R	(46,585)	(69,145)
Class Z	(5,611,622)	(8,549,530)

	(9,147,040)	(15,116,402)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	377,008,459	533,136,320
Net asset value of shares issued in reinvestment of dividends and distributions	6,921,091	11,268,864
Cost of shares reacquired	(126,522,207)	(265,364,297)

Net increase in net assets from Fund share transactions	257,407,343	279,040,887

Total increase in net assets	320,306,086	298,358,339

Net Assets
Beginning of period	990,858,145	692,499,806

End of period	$1,311,164,231	$990,858,145

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund (the “Fund”) and Prudential US Real Estate Fund. These financial statements relate only to Prudential Global Real Estate Fund. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

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traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized

Prudential Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion

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of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection therewith, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets. The effective management fee rate was .75% for the six months ended September 30, 2012.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended September 30, 2012, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $308,657 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2012. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $6,553, $9,130 and $3,302 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended September 30, 2012.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2012, were $359,913,275 and $123,234,639, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,277,192,722	$156,996,108	$(24,816,479)	$132,179,629

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended March 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before March 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $3,573,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended March 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	345,000
Expiring 2017	48,041,000
Expiring 2018	82,582,000
Expiring 2019	1,800,000

$132,768,000

The Fund elects to treat post-October capital losses of approximately $2,644,000, as having been incurred in the following year (March 31, 2013).

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

Prudential Global Real Estate Fund	27

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2012:
Shares sold	5,894,367	$118,312,566
Shares issued in reinvestment of dividends	136,111	2,743,337
Shares reacquired	(2,825,765)	(56,344,102)

Net increase (decrease) in shares outstanding before conversion	3,204,713	64,711,801
Shares issued upon conversion from Class B and Class Z	84,543	1,718,941
Shares reacquired upon conversion into Class Z	(63,103)	(1,254,607)

Net increase (decrease) in shares outstanding	3,226,153	$65,176,135

Year ended March 31, 2012:
Shares sold	10,331,583	$195,868,445
Shares issued in reinvestment of dividends	255,260	4,658,551
Shares reacquired	(4,908,575)	(91,212,508)

Net increase (decrease) in shares outstanding before conversion	5,678,268	109,314,488
Shares issued upon conversion from Class B and Class Z	165,110	3,027,251
Shares reacquired upon conversion into Class Z	(1,716,904)	(32,971,840)

Net increase (decrease) in shares outstanding	4,126,474	$79,369,899

Class B
Six months ended September 30, 2012:
Shares sold	67,897	$1,352,126
Shares issued in reinvestment of dividends	2,144	42,760
Shares reacquired	(54,699)	(1,086,084)

Net increase (decrease) in shares outstanding before conversion	15,342	308,802
Shares issued upon conversion into Class A	(38,712)	(786,448)

Net increase (decrease) in shares outstanding	(23,370)	$(477,646)

Year ended March 31, 2012:
Shares sold	122,484	$2,320,100
Shares issued in reinvestment of dividends	7,622	138,377
Shares reacquired	(149,143)	(2,756,088)

Net increase (decrease) in shares outstanding before conversion	(19,037)	(297,611)
Shares issued upon conversion into Class A	(84,354)	(1,562,708)

Net increase (decrease) in shares outstanding	(103,391)	$(1,860,319)

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Class C	Shares	Amount
Six months ended September 30, 2012:
Shares sold	642,869	$12,782,790
Shares issued in reinvestment of dividends	14,244	284,459
Shares reacquired	(349,635)	(6,920,788)

Net increase (decrease) in shares outstanding before conversion	307,478	6,146,461
Shares reacquired upon conversion into Class Z	(15,139)	(295,914)

Net increase (decrease) in shares outstanding	292,339	$5,850,547

Year ended March 31, 2012:
Shares sold	1,646,736	$31,308,713
Shares issued in reinvestment of dividends	40,224	727,755
Shares reacquired	(815,467)	(14,930,268)

Net increase (decrease) in shares outstanding before conversion	871,493	17,106,200
Shares reacquired upon conversion into Class Z	(22,545)	(436,083)

Net increase (decrease) in shares outstanding	848,948	$16,670,117

Class R
Six months ended September 30, 2012:
Shares sold	199,534	$4,030,425
Shares issued in reinvestment of dividends	1,835	37,074
Shares reacquired	(78,199)	(1,562,085)

Net increase (decrease) in shares outstanding	123,170	$2,505,414

Year ended March 31, 2012:
Shares sold	253,763	$4,800,438
Shares issued in reinvestment of dividends	2,809	50,992
Shares reacquired	(133,378)	(2,464,160)

Net increase (decrease) in shares outstanding	123,194	$2,387,270

Class Z
Six months ended September 30, 2012:
Shares sold	11,881,502	$240,530,552
Shares issued in reinvestment of dividends	188,344	3,813,461
Shares reacquired	(3,017,423)	(60,609,148)

Net increase (decrease) in shares outstanding before conversion	9,052,423	183,734,865
Shares issued upon conversion from Class A and Class C	77,816	1,550,521
Shares reacquired upon conversion into Class A	(45,370)	(932,493)

Net increase (decrease) in shares outstanding	9,084,869	$184,352,893

Year ended March 31, 2012:
Shares sold	15,836,752	$298,838,624
Shares issued in reinvestment of dividends	311,999	5,693,189
Shares reacquired	(8,374,076)	(154,001,273)

Net increase (decrease) in shares outstanding before conversion	7,774,675	150,530,540
Shares issued upon conversion from Class A and Class C	1,732,995	33,407,955
Shares reacquired upon conversion into Class A	(81,209)	(1,464,575)

Net increase (decrease) in shares outstanding	9,426,461	$182,473,920

Prudential Global Real Estate Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the line of credit during the six months ended September 30, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

30	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.79		$19.43	$16.83	$9.53	$21.33	$31.19
Income (loss) from investment operations
Net investment income	.19		.33	.35	.30	.41	.38
Net realized and unrealized gain (loss) on investment transactions	1.04		.37	2.75	7.64	(11.99)	(5.12)
Total from investment operations	1.23		.70	3.10	7.94	(11.58)	(4.74)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.34)	(.50)	(.64)	(.22)	(.63)
Distributions from net realized gains on investments	-		-	-	-	-	(4.49)
Total dividends and distributions	(.15)		(.34)	(.50)	(.64)	(.22)	(5.12)
Net asset value, end of period	$20.87		$19.79	$19.43	$16.83	$9.53	$21.33
Total Return(a)	6.28%		3.75%	18.57%	83.79%	(54.38)%	(17.79)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$455,792		$368,183	$281,427	$186,200	$91,991	$204,098
Average net assets (000)	$403,679		$302,768	$214,086	$148,247	$163,953	$233,525
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.23%	(e)	1.27%	1.30%	1.37%	1.35%	1.31%
Expenses, excluding distribution and service (12b-1) fees	.93%	(e)	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	1.94%	(e)	1.77%	1.92%	2.03%	2.58%	1.55%
Portfolio turnover	12%	(f)	20%	29%	53%	67%	78%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b) Based on average shares outstanding during the period.

(c) Prior to July 31, 2008, the Distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets for the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30,		Year Ended March 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.62		$19.29	$16.70	$9.47	$21.18	$31.02
Income (loss) from investment operations
Net investment income	.13		.21	.24	.20	.30	.21
Net realized and unrealized gain (loss) on investment transactions	1.03		.34	2.70	7.58	(11.87)	(5.11)
Total from investment operations	1.16		.55	2.94	7.78	(11.57)	(4.90)
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.22)	(.35)	(.55)	(.14)	(.45)
Distributions from net realized gains on investments	-		-	-	-	-	(4.49)
Total dividends and distributions	(.08)		(.22)	(.35)	(.55)	(.14)	(4.94)
Net asset value, end of period	$20.70		$19.62	$19.29	$16.70	$9.47	$21.18
Total Return(a)	5.92%		2.97%	17.74%	82.55%	(54.68)%	(18.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,883		$12,671	$14,451	$12,382	$7,612	$21,706
Average net assets (000)	$12,703		$13,320	$13,028	$11,178	$15,393	$28,993
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.93%	(d)	1.97%	2.00%	2.07%	2.07%	2.06%
Expenses, excluding distribution and service (12b-1) fees	.93%	(d)	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	1.29%	(d)	1.11%	1.33%	1.37%	1.87%	.85%
Portfolio turnover	12%	(e)	20%	29%	53%	67%	78%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.62		$19.29	$16.69	$9.47	$21.18	$31.02
Income (loss) from investment operations
Net investment income	.13		.20	.20	.20	.30	.19
Net realized and unrealized gain (loss) on investment transactions	1.03		.35	2.75	7.57	(11.87)	(5.09)
Total from investment operations	1.16		.55	2.95	7.77	(11.57)	(4.90)
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.22)	(.35)	(.55)	(.14)	(.45)
Distributions from net realized gains on investments	-		-	-	-	-	(4.49)
Total dividends and distributions	(.08)		(.22)	(.35)	(.55)	(.14)	(4.94)
Net asset value, end of period	$20.70		$19.62	$19.29	$16.69	$9.47	$21.18
Total Return(a)	5.92%		2.97%	17.81%	82.44%	(54.68)%	(18.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$97,348		$86,546	$68,703	$39,758	$21,122	$51,856
Average net assets (000)	$90,112		$78,213	$47,954	$32,986	$41,377	$54,791
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.93%	(d)	1.97%	2.00%	2.07%	2.07%	2.06%
Expenses, excluding distribution and service (12b-1) fees	.93%	(d)	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	1.26%	(d)	1.06%	1.14%	1.33%	1.87%	.79%
Portfolio turnover	12%	(e)	20%	29%	53%	67%	78%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	33

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended September 30,		Year Ended March 31,			June 16, 2008(d) through March 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.77		$19.42	$16.81	$9.63	$21.14
Income (loss) from investment operations
Net investment income	.17		.28	.30	.23	.14
Net realized and unrealized gain (loss) on investment transactions	1.05		.37	2.76	7.56	(11.43)
Total from investment operations	1.22		.65	3.06	7.79	(11.29)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.30)	(.45)	(.61)	(.22)
Distributions from net realized gains on investments	-		-	-	-	-
Total dividends and distributions	(.13)		(.30)	(.45)	(.61)	(.22)
Net asset value, end of period	$20.86		$19.77	$19.42	$16.81	$9.63
Total Return(a)	6.18%		3.50%	18.37%	81.34%	(53.49)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,396		$5,523	$3,032	$843	$101
Average net assets (000)	$6,853		$4,203	$1,823	$296	$34
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(e)	1.43%	(c)	1.47%	1.50%	1.57%	1.57% (c)
Expenses, excluding distribution and service (12b-1) fees	.93%	(c)	.97%	1.00%	1.07%	1.07% (c)
Net investment income	1.70%	(c)	1.52%	1.64%	1.47%	1.63% (c)
Portfolio turnover	12%	(g)	20%	29%	53%	67%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

(b) Based on average shares outstanding during the period.

(c) Annualized.

(d) Commencement of operations.

(e) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets for the Class R shares.

(f) Does not include the expenses of the underlying fund in which the Fund invests.

(g) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2012(b)		2012(b)	2011(b)	2010(b)	2009(b)	2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$19.85		$19.50	$16.89	$9.56	$21.38	$31.26
Income (loss) from investment operations
Net investment income	.22		.38	.37	.34	.44	.39
Net realized and unrealized gain (loss) on investment transactions	1.05		.36	2.80	7.67	(12.01)	(5.09)
Total from investment operations	1.27		.74	3.17	8.01	(11.57)	(4.70)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.39)	(.56)	(.68)	(.25)	(.69)
Distributions from net realized gains on investments	-		-	-	-	-	(4.49)
Total dividends and distributions	(.18)		(.39)	(.56)	(.68)	(.25)	(5.18)
Net asset value, end of period	$20.94		$19.85	$19.50	$16.89	$9.56	$21.38
Total Return(a)	6.47%		3.99%	18.97%	84.30%	(54.22)%	(17.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$736,746		$517,935	$324,886	$128,831	$52,390	$95,273
Average net assets (000)	$596,459		$406,631	$191,320	$89,126	$87,029	$70,158
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.93%	(d)	.97%	1.00%	1.07%	1.07%	1.06%
Expenses, excluding distribution and service (12b-1) fees	.93%	(d)	.97%	1.00%	1.07%	1.07%	1.06%
Net investment income	2.19%	(d)	2.03%	2.01%	2.29%	2.81%	1.65%
Portfolio turnover	12%	(e)	20%	29%	53%	67%	78%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b) Based on average shares outstanding during the period.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	35

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Global Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Global Real Estate Fund is a series of Prudential Investment Portfolios 12.

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included

Prudential Global Real Estate Fund

Approval of Advisory Agreements (continued)

its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Retail and Institutional Global Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

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•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the Fund’s strong performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Global Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336405	744336504

MF182E2    0234500-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL US REAL ESTATE FUND

SEMIANNUAL REPORT • SEPTEMBER 30, 2012

Fund Type

Sector Stock

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

November 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential US Real Estate Fund informative and useful. The report covers performance for the six-month period that ended September 30, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential US Real Estate Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential US Real Estate Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.07%; Class B, 2.77%; Class C, 2.75%; Class Z, 1.78%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class Z, 1.35%, after contractual reduction through 7/31/2013.

Cumulative Total Returns (Without Sales Charges) as of 9/30/12
	Six Months	One Year	Since Inception
Class A	3.07%	30.90%	22.48% (12/21/10)
Class B	2.73	29.94	21.11 (12/21/10)
Class C	2.74	30.01	20.91 (12/21/10)
Class Z	3.17	31.20	22.97 (12/21/10)
FTSE NAREIT Equity REITs Index	3.88	32.61	24.63 —
Lipper Equity Real Estate Funds Average	4.14	32.01	23.76 —
S&P 500 Index	3.42	30.17	18.86 —

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Since Inception
Class A		23.70%	8.56% (12/21/10)
Class B		24.94	9.28 (12/21/10)
Class C		29.01	11.26 (12/21/10)
Class Z		31.20	12.32 (12/21/10)
FTSE NAREIT Equity REITs Index		32.61	13.41 —
Lipper Equity Real Estate Funds Average		32.01	12.92 —
S&P 500 Index		30.17	10.38 —

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares have a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A shares CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%,

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1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of up to 1.00%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class Z shares are not subject to a sales charge or a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

FTSE NAREIT Equity REITs Index

The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE Amex Equities. FTSE NAREIT Equity REITs Index Closest Month-End to Inception cumulative total returns as of 9/30/12 are 24.63% for Class A, B, C and Z. FTSE NAREIT Equity REITs Index Closest Month-End to Inception average annual total returns as of 9/30/12 are 13.41% for Class A, B, C and Z.

Lipper Equity Real Estate Funds Average

Funds in the Lipper Equity Real Estate Funds Average (Lipper Average) invest their portfolios primarily in shares of domestic companies engaged in the real estate industry. Lipper Equity Real Estate Funds Average Closest Month-End to Inception cumulative total returns as of 9/30/12 are 23.76% for Class A, B, C and Z. Lipper Equity Real Estate Funds Average Closest Month-End to Inception average annual total returns as of 9/30/12 are 12.92% for Class A, B, C and Z.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It is a broad representation of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 9/30/12 are 18.86% for Class A, B, C and Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 9/30/12 are 10.38% for Class A, B, C and Z.

Investors cannot invest directly in an index. The securities in the Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 9/30/12
Simon Property Group, Inc., Retail REITs	11.4%
Ventas, Inc., Specialized REITs	6.0
Public Storage, Specialized REITs	4.3
ProLogis, Inc., Industrial REITs	4.1
Health Care REIT, Inc., Specialized REITs	4.1

Holdings reflect only long-term investments and are subject to change.

Prudential US Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 9/30/12
Retail REIT’s	27.4%
Specialized REIT’s	26.7
Residential REIT’s	16.8
Office REIT’s	12.3
Diversified REIT’s	8.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2012, at the beginning of the period, and held through the six-month period ended September 30, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential US Real Estate Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential US Real Estate Fund		Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,030.70	1.60%	$8.15
	Hypothetical	$1,000.00	$1,017.05	1.60%	$8.09

Class B	Actual	$1,000.00	$1,027.30	2.35%	$11.94
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class C	Actual	$1,000.00	$1,027.40	2.35%	$11.94
	Hypothetical	$1,000.00	$1,013.29	2.35%	$11.86

Class Z	Actual	$1,000.00	$1,031.70	1.35%	$6.88
	Hypothetical	$1,000.00	$1,018.30	1.35%	$6.83

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2012, and divided by the 365 days in the Portfolio’s fiscal year ending March 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

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Portfolio of Investments

as of September 30, 2012 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS

Diversified REIT’s 8.5%
7,872	American Assets Trust, Inc.	$210,891
17,746	Cousins Properties, Inc.	140,903
22,748	Duke Realty Corp.	334,396
13,710	Liberty Property Trust	496,850
9,100	Vornado Realty Trust	737,555

		1,920,595

Hotels, Resorts & Cruise Lines 1.0%
5,969	Hyatt Hotels Corp. (Class A Stock)(a)	239,656

Industrial REIT’s 5.6%
10,893	DCT Industrial Trust, Inc.	70,478
20,116	First Industrial Realty Trust, Inc.(a)	264,324
26,807	ProLogis, Inc.	939,049

		1,273,851

Office REIT’s 12.3%
6,831	Alexandria Real Estate Equities, Inc.	502,215
7,955	Boston Properties, Inc.	879,903
11,559	Douglas Emmett, Inc.	266,666
12,690	Hudson Pacific Properties, Inc.	234,765
246	Kilroy Realty Corp.	11,016
7,810	Mack-Cali Realty Corp.	207,746
8,600	SL Green Realty Corp.	688,602

		2,790,913

Residential REIT’s 16.8%
19,598	Apartment Investment & Management Co. (Class A Stock)	509,352
5,745	Associated Estates Realty Corp.	87,094
5,934	AvalonBay Communities, Inc.	806,965
14,306	BRE Properties, Inc.	670,808
7,934	Camden Property Trust	511,664
14,677	Equity Residential	844,368
1,341	Essex Property Trust, Inc.	198,790
3,710	Post Properties, Inc.	177,931

		3,806,972

Retail REIT’s 27.4%
3,691	DDR Corp.	56,694

See Notes to Financial Statements.

Prudential US Real Estate Fund	7

Portfolio of Investments

as of September 30, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Retail REIT’s (cont’d.)
3,832	Federal Realty Investment Trust	$403,510
30,101	General Growth Properties, Inc.	586,367
26,347	Glimcher Realty Trust	278,488
28,621	Kimco Realty Corp.	580,148
11,450	Macerich Co. (The)	655,283
8,185	Regency Centers Corp.	398,855
16,985	Simon Property Group, Inc.	2,578,493
9,470	Tanger Factory Outlet Centers	306,165
1,820	Taubman Centers, Inc.	139,649
8,359	Weingarten Realty Investors	234,971

		6,218,623

Specialized REIT’s 26.7%
2,688	American Tower Corp.	191,896
23,520	CubeSmart	302,702
29,666	DiamondRock Hospitality Co.	285,684
16,082	Health Care REIT, Inc.	928,736
5,579	Healthcare Realty Trust, Inc.	128,596
49,565	Host Hotels & Resorts, Inc.	795,518
3,726	LTC Properties, Inc.	118,673
7,067	Public Storage	983,514
6,800	Sovran Self Storage, Inc.	393,380
50,341	Strategic Hotels & Resorts, Inc.(a)	302,550
23,472	Sunstone Hotel Investors, Inc.(a)	258,192
21,805	Ventas, Inc.	1,357,361

		6,046,802

	Total Long-Term Investments (cost $19,571,496)	22,297,412

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MONEY MARKET MUTUAL FUND
384,269	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $384,269)(b)	384,269

	Total Investments 100.0% (cost $19,955,765; Note 5)	22,681,681
	Liabilities in excess of other assets	(9,780)

	Net Assets 100%	$22,671,901

See Notes to Financial Statements.

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The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$22,297,412	$—	$—
Affiliated Money Market Mutual Fund	384,269	—	—

Total	$22,681,681	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Retail REIT’s	27.4%
Specialized REIT’s	26.7
Residential REIT’s	16.8
Office REIT’s	12.3
Diversified REIT’s	8.5
Industrial REIT’s	5.6
Affiliated Money Market Mutual Fund	1.7%
Hotels, Resorts & Cruise Lines	1.0

100.0
Liabilities in excess of other assets	— *

100.0%

*	Percentage is less than 0.05%.

See Notes to Financial Statements.

Prudential US Real Estate Fund	9

Statement of Assets and Liabilities

as of September 30, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $19,571,496)	$22,297,412
Affiliated investments (cost $384,269)	384,269
Receivable for investments sold	181,586
Receivable for Fund shares sold	116,916
Dividends receivable	50,621
Prepaid expenses	688

Total assets	23,031,492

Liabilities
Payable for investments purchased	269,868
Accrued expenses	71,395
Management fee payable	10,856
Payable for Fund shares reacquired	5,700
Distribution fee payable	1,369
Affiliated transfer agent fee payable	403

Total liabilities	359,591

Net Assets	$22,671,901

Net assets were comprised of:
Shares of beneficial interest, at par	$1,874
Paid-in capital in excess of par	19,495,209

19,497,083
Undistributed net investment income	21,055
Accumulated net realized gain on investment transactions	427,847
Net unrealized appreciation on investments	2,725,916

Net assets, September 30, 2012	$22,671,901

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($1,218,881 ÷ 100,726 shares of beneficial interest issued and outstanding)	$12.10
Maximum sales charge (5.5% of offering price)	0.70

Maximum offering price to public	$12.80

Class B:
Net asset value, offering price and redemption price per share ($1,109,786 ÷ 92,210 shares of beneficial interest issued and outstanding)	$12.04

Class C:
Net asset value, offering price and redemption price per share ($414,222 ÷ 34,468 shares of beneficial interest issued and outstanding)	$12.02

Class Z:
Net asset value, offering price and redemption price per share ($19,929,012 ÷ 1,646,685 shares of beneficial interest issued and outstanding)	$12.10

See Notes to Financial Statements.

Prudential US Real Estate Fund	11

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)

Investment Income
Unaffiliated dividend income (net of $25 foreign withholding tax)	$209,528
Affiliated dividend income	678

Total income	210,206

Expenses
Management fee	95,204
Distribution fee—Class A	1,124
Distribution fee—Class B	3,408
Distribution fee—Class C	1,148
Registration fees	27,000
Custodian’s fees and expenses	23,000
Audit fee	12,000
Reports to shareholders	11,000
Legal fees and expenses	7,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expenses of $1,000)	1,200
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,691

Total expenses	193,775
Less: advisory fee waivers and expense reimbursements	(45,288)

Net expenses	148,487

Net investment income	61,719

Net Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	562,348
Net change in unrealized appreciation on investments	28,481

Net gain on investments	590,829

Net Increase In Net Assets Resulting From Operations	$652,548

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income	$61,719	$135,883
Net realized gain (loss) on investment and foreign currency transactions	562,348	(124,625)
Net change in unrealized appreciation on investments	28,481	1,804,753

Net increase in net assets resulting from operations	652,548	1,816,011

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(1,005)	(4,043)
Class B	—	(556)
Class C	—	(242)
Class Z	(39,659)	(159,800)

	(40,664)	(164,641)

Distributions from net realized gains
Class A	—	(1,122)
Class B	—	(371)
Class C	—	(190)
Class Z	—	(37,830)

	—	(39,513)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	3,445,566	7,399,808
Net asset value of shares issued in reinvestment of dividends and distributions	40,612	203,606
Cost of shares reacquired	(1,552,766)	(3,780,134)

Net increase in net assets from fund share transactions	1,933,412	3,823,280

Total increase in net assets	2,545,296	5,435,137

Net Assets
Beginning of period	20,126,605	14,691,468

End of period(a)	$22,671,901	$20,126,605

(a) Includes undistributed net investment income of	$21,055	$—

See Notes to Financial Statements.

Prudential US Real Estate Fund	13

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of two funds: Prudential Global Real Estate Fund and Prudential US Real Estate Fund (the “Fund”). These financial statements relate only to Prudential US Real Estate Fund. The Fund commenced investment operations on December 21, 2010. The financial statements of the other portfolio are not presented herein. The Trust was established as a Delaware business trust on October 24, 1997. The investment objective of the Fund is capital appreciation and income. It seeks to achieve this objective by investing primarily in equity securities of real estate companies operating in the United States.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

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traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized

Prudential US Real Estate Fund	15

Notes to Financial Statements

(Unaudited) continued

cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Prudential US Real Estate Fund	17

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the subadviser’s performance of all investment advisory services. PI has entered into a subadvisory agreement with Prudential Real Estate Investors (“PREI”), which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that the subadviser furnish investment advisory services in connection with the management of the Fund. In connection therewith,

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the subadviser is obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund.

For the six months ended September 30, 2012, PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales, brokerage, taxes, extraordinary and certain other expenses) of each class of shares to 1.35% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C, and Z shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended September 30, 2012, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $6,080 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2012. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended September 30, 2012, it has received $0, $83 and $0 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential US Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2012, aggregated $6,625,032 and $4,246,143, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$20,020,797	$2,746,545	$(85,661)	$2,660,884

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

The Fund elected to treat post-October capital losses of approximately $69,000 as having been incurred in the fiscal year ending March 31, 2013.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

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Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of September 30, 2012, Prudential owned 101 of Class A shares, 100 of Class B, 101 Class C shares and 1,016,392 Class Z shares of the Fund.

Prudential US Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended September 30, 2012
Shares sold	55,651	$671,678
Shares issued in reinvestment of dividends and distributions	75	953
Shares reacquired	(17,698)	(205,578)

Net increase (decrease) in shares outstanding before conversion	38,028	467,053
Shares issued, upon conversion from Class B	861	10,077

Net increase (decrease) in shares outstanding	38,889	$477,130

Year ended March 31, 2012
Shares sold	65,140	$717,601
Shares issued in reinvestment of dividends and distributions	456	4,800
Shares reacquired	(28,311)	(302,237)

Net increase (decrease) in shares outstanding before conversion	37,285	420,164
Shares issued, upon conversion from Class B	232	2,614

Net increase (decrease) in shares outstanding	37,517	$422,778

Class B
Six months ended September 30, 2012
Shares sold	58,737	$704,018
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(4,074)	(47,661)

Net increase (decrease) in shares outstanding before conversion	54,663	656,357
Shares reacquired upon conversion into Class A	(864)	(10,077)

Net increase (decrease) in shares outstanding	53,799	$646,280

Year ended March 31, 2012
Shares sold	37,558	$422,545
Shares issued in reinvestment of dividends and distributions	76	772
Shares reacquired	(2,783)	(29,977)

Net increase (decrease) in shares outstanding before conversion	34,851	393,340
Shares reacquired upon conversion into Class A	(232)	(2,614)

Net increase (decrease) in shares outstanding	34,619	$390,726

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Class C	Shares	Amount
Six months ended September 30, 2012
Shares sold	26,722	$322,067
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(1,414)	(16,898)

Net increase (decrease) in shares outstanding	25,308	$305,169

Year ended March 31, 2012
Shares sold	14,288	$158,235
Shares issued in reinvestment of dividends and distributions	40	403
Shares reacquired	(7,848)	(81,891)

Net increase (decrease) in shares outstanding	6,480	$76,747

Class Z
Six months ended September 30, 2012
Shares sold	148,612	$1,747,803
Shares issued in reinvestment of dividends and distributions	3,122	39,659
Shares reacquired	(108,757)	(1,282,629)

Net increase (decrease) in shares outstanding	42,977	$504,833

Year ended March 31, 2012
Shares sold	565,761	$6,101,427
Shares issued in reinvestment of dividends and distributions	18,856	197,631
Shares reacquired	(312,193)	(3,366,029)

Net increase (decrease) in shares outstanding	272,424	$2,933,029

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the line of credit during the six months ended September 30, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about

Prudential US Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended September 30, 2012(b)		Year Ended March 31, 2012(b)		December 21, 2010(e) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.75		$10.79		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01		.06		(.02)
Net realized and unrealized gain on investments	.35		1.02		.81
Total from investment operations	.36		1.08		.79
Less Dividends and Distributions:
Dividends from net investment income	(.01)		(.09)		-	(i)
Distributions from net realized gains	-		(.03)		-
Total dividends and distributions	(.01)		(.12)		-	(i)
Net asset value, end of period	$12.10		$11.75		$10.79
Total Return(a):	3.07%		10.09%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,219		$727		$262
Average net assets (000)	$897		$445		$104
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.60%	(f)(h)	1.60%	(h)	1.60%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(f)(h)	1.35%	(h)	1.35%	(f)(h)
Net investment income (loss)	.24%	(f)(h)	.60%	(h)	(.66)%	(f)(h)
Portfolio turnover rate	20%	(g)	51%		4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.02%, 1.77%, (.18)%, respectively, for the six months ended September 30, 2012, 2.25%, 2.00%, and (.05)%, respectively, for the year ended March 31, 2012 and 7.01%, 6.76% and (6.07)%, respectively for the period ended March 31, 2011.

(i) Less than $0.005.

See Notes to Financial Statements.

Prudential US Real Estate Fund	25

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended September 30, 2012(b)		Year Ended March 31, 2012(b)	December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.72		$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.03)		(.05)	(.06)
Net realized and unrealized gain on investments	.35		1.06	.83
Total from investment operations	.32		1.01	.77
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	-
Distributions from net realized gains	-		(.03)	-
Total dividends and distributions	-		(.06)	-
Net asset value, end of period	$12.04		$11.72	$10.77
Total Return(a):	2.73%		9.46%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,110		$450	$41
Average net assets (000)	$680		$125	$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35% (f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35% (f)	1.35%	(e)(f)
Net investment loss	(.58)%	(e)(f)	(.46)% (f)	(2.13)%	(e)(f)
Portfolio turnover rate	20%	(g)	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.77%, 1.77%, and (1.00)%, respectively, for the six months ended September 30, 2012, 2.77%, 1.77%, and (.88)%, respectively, for the year ended March 31, 2012 and 7.76%, 6.76% and (7.54)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended September 30, 2012(b)		Year Ended March 31, 2012(b)	December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.70		$10.77	$10.00
Income (loss) from investment operations:
Net investment loss	(.05)		(.04)	(.05)
Net realized and unrealized gain on investments	.37		1.03	.82
Total from investment operations	.32		.99	.77
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	-
Distributions from net realized gains	-		(.03)	-
Total dividends and distributions	-		(.06)	-
Net asset value, end of period	$12.02		$11.70	$10.77
Total Return(a):	2.74%		9.28%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$414		$107	$29
Average net assets (000)	$229		$72	$7
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.35%	(e)(f)	2.35% (f)	2.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35% (f)	1.35%	(e)(f)
Net investment loss	(.78)%	(e)(f)	(.33)% (f)	(1.83)%	(e)(f)
Portfolio turnover rate	20%	(g)	51%	4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment loss ratio would have been 2.75%, 1.75%, and (1.18)%, respectively, for the six months ended September 30, 2012, 3.02%, 2.02%, and (1.00)%, respectively, for the year ended March 31, 2012 and 7.76%, 6.76% and (7.24)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

Prudential US Real Estate Fund	27

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended September 30, 2012(b)		Year Ended March 31, 2012(b)		December 21, 2010(d) through March 31, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.75		$10.79		$10.00
Income (loss) from investment operations:
Net investment income	.04		.10		.02
Net realized and unrealized gain on investments	.33		1.00		.78
Total from investment operations	.37		1.10		.80
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.11)		(.01)
Distributions from net realized gains	-		(.03)		-
Total dividends and distributions	(.02)		(.14)		(.01)
Net asset value, end of period	$12.10		$11.75		$10.79
Total Return(a):	3.17%		10.36%		8.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,929		$18,843		$14,359
Average net assets (000)	$19,293		$15,035		$13,065
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(f)	1.35%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.35%	(e)(f)	1.35%	(f)	1.35%	(e)(f)
Net investment income	.66%	(e)(f)	.89%	(f)	.78%	(e)(f)
Portfolio turnover rate	20%	(g)	51%		4%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and the net investment income (loss) ratio would have been 1.78%, 1.78%, and .23%, respectively, for the six months ended September 30, 2012, 2.08%, 2.08%, and .16%, respectively, for the year ended March 31, 2012 and 6.76%, 6.76% and (4.63)%, respectively for the period ended March 31, 2011.

(g) Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential US Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential US Real Estate Fund is a series of Prudential Investment Portfolios 12.

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and PREI. The Board noted that PREI and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM through PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM through PREI under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board

Prudential US Real Estate Fund

Approval of Advisory Agreements (continued)

concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the semi-annual period ended September 30, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Retail and Institutional Real Estate Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

Visit our website at www.prudentialfunds.com

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board accepted PI’s recommendation to continue the existing expense cap of 1.35% (exclusive of 12b-1 fees and certain other fees) through July 31, 2013.
•

The Board concluded that, in light of the Fund’s recent inception date, it would be in the best interests of the Fund and its shareholders to allow the Fund’s performance record to continue to develop and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential US Real Estate Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential US Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL US REAL ESTATE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJEAX	PJEBX	PJECX	PJEZX
CUSIP	744336603	744336702	744336801	744336884

MF209E2    0234624-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)    It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)    There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 19, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	November 19, 2012